COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and its subsidiaries lease office space and motor vehicles through operating leases. The facilities of the Company and its subsidiaries are leased for periods ending February 2019. Future minimum lease commitments under non-cancelable operating leases as of December 31, 2013 are as follows:

2014	$217
2015	78
2016	58
2017-2019	126

$479

Lease expenses for the years ended December 31, 2011, 2012 and 2013 were approximately $ 573, $ 462 and $ 480, respectively.

b.	Royalty commitments:

The Company is committed to pay royalties to the Office of the Chief Scientist ("OCS") of the Ministry of Industry, Trade and Labor of the Government of Israel on proceeds from sales of products resulting from the research and development projects in which the OCS participated. In the event that development of a specific product in which the OCS participated is successful, the Company will be obligated to repay the grants through royalty payments at the rate of 3% to 5% based on the sales of the Company, up to 100%-150% of the grants received linked to the dollar. Grants received after January 1999 is subject to interest at a rate equal to the 12 month LIBOR rate. The obligation to pay these royalties is contingent upon actual sales of the products and, in the absence of such sales, no payment is required.

As of December 31, 2013, the Company had a contingent liability to pay royalties in the amount of approximately $ 8,638 plus interest for grants received after January 1999.

The Company has paid or accrued royalties in its cost of revenues relating to the repayment of such OCS grants in the amount of $ 219, $ 200 and $ 136 for the years ended December 31, 2011, 2012 and 2013, respectively.

c.	Claims and demands:

1.
In April 2000, the Israeli Tax Authorities (the "ITA") issued a demand to the Company for a tax payment for the period of 1997-1999 in the amount of approximately NIS 6,000 ($ 1,607 as of December 31, 2012). The Company appealed the demand to the Israeli Tel Aviv District.

In October 2012, the Tel Aviv District Court rendered its decision, according to which, the Company's claims were partly accepted and partly denied.  According to the court ruling and the final assessment letter from the ITA, the Company had to pay approximately $ 1,430, of which $ 1,190 was paid during 2012 and $ 240 was paid in 2013.

2.	Claims related to discontinued operations:

a)
The Company is a party to various claims that arose in TABS Brazil. Accordingly, the Company recorded a provision of approximately $ 226 in respect of such claims in accordance with ASC 450, "Contingencies", based on the opinion of Company's management.

b)
During August 2007, TABS Brazil was ordered by the Labor Law Court in Brazil to pay approximately $ 71 to one of its former employees. Such amount bears a 1% interest rate per month from the date that the claim was filed. The Company recorded a provision in its financial statements for the total amount of the claim. As of December 31, 2013 total claims related to discontinued operations amounted to $ 362.

3.
In September 2010, Asentinel LLC ("Asentinel"), a competitor of the Company, filed a patent infringement complaint against AnchorPoint (now known as The Info Group Inc.), from whom we purchased certain assets in December 2008, and two other defendants, in the United States District Court for the Western District of Tennessee.  On December 2, 2011 the Company entered into a settlement agreement with Asentinel, according to which the Company made a lump sum payment for the alleged past damages, which was expensed in 2011, and Asentinel granted the Company a license to use certain of its patents in return for ongoing annual royalty payments for periods subsequent to January 1, 2012. During 2013 the Company recorded royalty payments in cost of revenues with respect to Asentinel in the amount of $ 48.

4.
The Israeli Government, through the Fund for Encouragement of Marketing Activities, awarded C. Mer Industries Ltd., a related party of the Company grants for participation in foreign marketing expenses, partially related to the Company's marketing activities for the years 1996 - 1998. During 2012, the Company received through an affiliated company a demand with respect to the reimbursement of above-mentioned grants. As of December 31, 2012 and 2013, the Company made a provision in the amount that was considered probable.

d.	Guarantees:

The Company provided a bank guarantee in the amount of $ 68 to secure its obligations under one of its lease agreements, see also Note 3.